Equity - Schedule of changes in treasury shares (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Opening balance	€ (1,994)	€ (1,205)	€ (1,612)
Purchased/sold for trading purposes	2	(7)	4
Purchased under staff share plans	(43)	(42)
Distributed under staff share plans	43	41
Purchased under Share buyback programme	(3,774)	(3,482)	(1,721)
Cancelled Share buyback programme	5,000	2,701	2,124
Closing balance	€ (765)	€ (1,994)	€ (1,205)
Beginning balance, ordinary shares (in shares)	3,498,194	3,726,539	3,904,065
Issue of shares (in shares)		5	2,935
Cancelled Share buyback programme (in shares)	(350,803)	(228,350)	(180,461)
Ending balance, ordinary shares (in shares)	3,147,391	3,498,194	3,726,539
Treasury shares
Disclosure of equity [Line Items]
Beginning balance, ordinary shares (in shares)	154,571	107,395	128,301
Issue of shares (in shares)	(211)	464	(312)
Purchased under staff share and stock option plans (in shares)	3,319	3,156
Distributed under staff share and stock option plans (in shares)	(3,343)	(3,106)
Share buyback programme (in shares)	247,584	275,013	159,866
Ending balance, ordinary shares (in shares)	51,117	154,571	107,395